Shareholders' Equity	9 Months Ended
Sep. 30, 2013
Reverse stock split and Shareholders' Equity [Abstract]
Shareholders' Equity
14.	Shareholders’ Equity

As of January 9, 2013, the Company sold the remaining 142,362 shares of its common stock to Dutchess, under the investment agreement entered into with Dutchess on October 11, 2012, for aggregate proceeds of $106.

On January 15, 2013, the Company issued 137,500 shares of its common stock (the “Settlement Shares”) to Hanover Holdings I, LLC (“Hanover”) in connection with a stipulation of settlement (the “Settlement Agreement”) of an outstanding litigation claim. The Settlement Agreement provides that the Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the “True-Up Period”), rounded up to the nearest whole share (the “VWAP Shares”). The Settlement Agreement further provides that if, at any time and from time to time during the True-Up Period, Hanover reasonably believes that the total number of Settlement Shares previously issued to Hanover shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Settlement Agreement).

On January 18, 2013, the Company delivered an additional 40,000 shares to Hanover and on January 29, 2013, the Company delivered an additional 8,285 shares to Hanover. At the end of the True-Up Period, (i) if the number of VWAP Shares exceeds the number of Settlement Shares issued, then the Company will issue to Hanover or its designee additional shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares, and (ii) if the number of VWAP Shares is less than the number of Settlement Shares, then Hanover or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares.

On January 31, 2013, an amendment to the Settlement Agreement reduced the True-Up Period from 35 trading days following the date the Initial Settlement Shares were issued to four trading days following the date the Initial Settlement Shares were issued. As a result, the True-Up Period expired on January 22, 2013. Accordingly, the total number of shares of Common Stock issuable to Hanover pursuant to the Settlement Agreement, as amended, was 185,785, which number is equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the four-trading day period following the date of issuance of the Initial Settlement Shares, rounded up to the nearest whole share. All of such 185,785 shares of Common Stock had been issued to Hanover prior to the amendment of the Settlement Agreement. Accordingly, no further shares of Common Stock were issuable to Hanover pursuant to the Settlement Agreement, as amended, and Hanover was not required to return any shares of Common Stock to the Company for cancellation pursuant thereto. The Settlement Agreement provided that in no event shall the number of shares of Common Stock issued to Hanover or its designee in connection with the Settlement Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Hanover and its affiliates (as calculated pursuant to Section 13(d) of the Exchange, and the rules and regulations there under, result in the beneficial ownership by Hanover and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations there under) at any time of more than 9.99% of the Common Stock.

On January 24, 2013, the Company entered into an Investment Agreement with Granite (the “Granite Agreement”), pursuant to which, for a 36-month period, the Company has the right to sell up to 395,791 shares of its common stock to Granite. The Granite Agreement entitles the Company to sell and obligates Granite to purchase, from time to time over a period of 36 months (the “Open Period”), 395,791 shares of the Company’s common stock, subject to conditions the Company must satisfy as set forth in the Granite Agreement. For each share of common stock purchased under the Granite Agreement, Granite will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Granite. Each such put may be for an amount not to exceed the greater of $500 or 200% of the average daily trading volume of our common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date. In no event, however, shall the number of shares of common stock issuable to Granite pursuant to a put cause the aggregate number of shares of common stock beneficially owned by Granite and its affiliates to exceed 9.99% of the outstanding common stock at the time.

On February 13, 2013, the Company issued 185,000 shares of its common stock (the “Second Settlement Shares”) to Hanover in connection with a second stipulation of settlement (the “Second Settlement Agreement”) of an outstanding litigation claim. The Second Settlement Agreement provides that the Second Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Second Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement be based upon a specified discount to the VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement shall be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the “Second True-Up Period”), rounded up to the nearest whole share (the “Second VWAP Shares”). The Second Settlement Agreement further provides that if, at any time and from time to time during the Second True-Up Period, Hanover reasonably believes that the total number of Second Settlement Shares previously issued to Hanover shall be less than the total number of Second VWAP Shares to be issued to Hanover or its designee in connection with the Second Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Second True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee, and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Second Settlement Shares” for purposes of the Second Settlement Agreement). On February 19, 2013, the Company issued and delivered to Hanover 90,000 additional Second Settlement Shares, on February 25, 2013, the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 26, 2013 the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 27, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares, on February 28, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares and on March 4, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares. At the end of the Second True-Up Period, the Company issued and delivered 31,755 additional Second Settlement Shares to Hanover on March 6, 2013.

On February 15, 2013, the Company entered into a termination agreement of the Standby Equity Distribution Agreement, or SEDA dated May 11, 2012 with YA Global. As a result, the outstanding fees of $10 owed to YA Global under the SEDA were written off.

On February 19, 2013, the Company issued the press release announcing the approval of the transfer of the listing of the Company’s common stock to The NASDAQ Capital Market, the granting of the additional extension to comply with the minimum bid price requirement and the cancellation of the NASDAQ appeal hearing.

On February 28, 2013, pursuant to the approval of the Company’s Board of Directors at its January 18, 2013 meeting, the Company issued 641,639 shares of its common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 and 41,909 shares of its common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012.

On March 20, 2013, the Company issued 350,000 shares of its common stock (the “Third Settlement Shares”) to Hanover in connection with a third stipulation of settlement (the Third Settlement Agreement of an outstanding litigation claim. The Third Settlement Agreement provides that the Third Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Third Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Third Settlement Agreement be based upon a specified discount to the VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Third Settlement Agreement shall be equal to the quotient obtained by dividing (i) $1,264,656.12 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Third Settlement Shares (the “Third True-Up Period”), rounded up to the nearest whole share (the “Third VWAP Shares”). The Third Settlement Agreement further provides that if, at any time and from time to time during the Third True-Up Period, Hanover reasonably believes that the total number of Third Settlement Shares previously issued to Hanover shall be less than the total number of Third VWAP Shares to be issued to Hanover or its designee in connection with the Third Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Third True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee, and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Third Settlement Shares” for purposes of the Third Settlement Agreement). On March 21, 2013, the Company issued and delivered to Hanover 390,000 additional Settlement Shares, on March 22, 2013, the Company issued and delivered to Hanover another 420,000 additional Settlement Shares and on March 26, 2013 the Company issued and delivered to Hanover another 300,000 additional Settlement Shares. At the end of the Third True-Up Period, the Company issued and delivered 12,894 additional Settlement Shares to Hanover on March 26, 2013.

As of April 2, 2013, the Company has sold all the 395,791 shares of its common stock to Granite under the Granite Agreement for aggregate proceeds of $458.

On April 4, 2013, the Company received notification from NASDAQ that it has regained compliance with the NASDAQ Listing Rule 5450(a)(1) (the "Minimum Bid Price Rule") requirement for continued listing on NASDAQ, as the bid price of the Company’s common stock closed at or above $1.00 per share for a minimum of 10 consecutive business days.

On April 17, 2013, the Company issued 560,000 shares of its common stock (the “Fourth Settlement Shares”) to Hanover in connection with a fourth stipulation of settlement (the “Fourth Settlement Agreement”) of an outstanding litigation claim.  The Fourth Settlement Agreement provides that the Fourth Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Fourth Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement be based upon a specified discount to the trading VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement shall be equal to the quotient obtained by dividing (i) $1,792,416.92 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Fourth Settlement Shares (the “Fourth True-Up Period”), rounded up to the nearest whole share (the “Fourth VWAP Shares”). The Fourth Settlement Agreement further provides that if, at any time and from time to time during the Fourth True-Up Period, Hanover reasonably believes that the total number of Fourth Settlement Shares previously issued to Hanover shall be less than the total number of Fourth VWAP Shares to be issued to Hanover or its designee in connection with the Fourth Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Fourth True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Fourth Settlement Shares” for purposes of the Fourth Settlement Agreement). On April 22, 2013, the Company issued and delivered to Hanover 300,000 additional Settlement Shares, on April 29, 2013, the Company issued and delivered to Hanover another 325,000 additional Settlement Shares, on May 6, 2013, the Company issued and delivered to Hanover another 335,000 additional Settlement Shares, on May 10, 2013, the Company issued and delivered to Hanover another 350,000 additional Settlement Shares, on May 16, 2013 the Company issued and delivered to Hanover another 750,000 additional Settlement Shares and on May 22, 2013, the Company issued and delivered to Hanover another 200,000 additional Settlement Shares. At the end of the Fourth True-Up Period, the Company issued and delivered 594 additional Settlement Shares to Hanover on May 24, 2013.

On May 22, 2013, the Company entered into a debt settlement agreement with Navar pursuant to which on May 28, 2013, the Company issued Navar 136,925 shares of common stock in exchange for the extinguishment of $94 of outstanding debt related to shipbrokerage services provided to the Company (Note 4).

On May 29, 2013, the Company entered into an Investment Agreement with Dutchess (the “Dutchess Agreement”), a fund managed by Dutchess Capital Management, II, LLC, pursuant to which, for a 36-month period, the Company has the right to sell up to 2,291,716 shares of its common stock. As of August 30, 2013, the Company has sold 2,291,716 shares of its common stock to Dutchess under the Dutchess Agreement for aggregate proceeds of $477.

On June 17, 2013, the Company received a letter from NASDAQ , notifying it that for the last 30 consecutive business days, the closing bid price of the Company’s common stock has been below $1.00 per share, the minimum closing bid price required by the continued listing requirements of NASDAQ set forth in Listing Rule 5450(a)(1).  We have 180 calendar days, or until December 16, 2013, to regain compliance with Rule 5450(a)(1) (the "Compliance Period"). To regain compliance, the closing bid price of the Company’s common stock must be at least $1.00 per share for a minimum of 10 consecutive business days during the Compliance Period. The NASDAQ notification has no effect at this time on the listing of the Company's common stock on The NASDAQ Capital Market.  If the Company does not regain compliance by December 16, 2013, NASDAQ will provide written notification to the Company that its common stock may be delisted.

On June 26, 2013, 2013, the Company issued 890,000 shares of its common stock (the “Fifth Settlement Shares”) to Hanover in connection with a fifth stipulation of settlement (the “Fifth Settlement Agreement”) of an outstanding litigation claim.  The Fifth Settlement Agreement provides that the Fifth Settlement Shares will be subject to adjustment on the 121st trading day following the date on which the Fifth Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement be based upon a specified discount to the trading VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement shall be equal to the quotient obtained by dividing (i) $5,331,011.90 by (ii) 75% of the VWAP of the Common Stock over the 120 consecutive trading day period following the date of issuance of the Fifth Settlement Shares (the “Fifth True-Up Period”), rounded up to the nearest whole share (the “Fifth VWAP Shares”). The Fifth Settlement Agreement further provides that if, at any time and from time to time during the Fifth True-Up Period, Hanover reasonably believes that the total number of Fifth Settlement Shares previously issued to Hanover shall be less than the total number of Fifth VWAP Shares to be issued to Hanover or its designee in connection with the Fifth Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Fifth True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Fifth Settlement Shares” for purposes of the Fifth Settlement Agreement). Between July 2, 2013 and September 10, 2013, the Company issued and delivered to Hanover an aggregate of 29,642,714 additional Settlement Shares.

For the nine months ended September 30, 2013, as a result of the issuance of an aggregate of 35,798,742 shares of common stock to Hanover in connection with five settlement agreements of a total outstanding litigation claim of $9,434 (described above), the Company recognized a loss of $3,914, which is included in “Other income/ (expense)” in the accompanying unaudited interim condensed consolidated statements of operations.

On July 10, 2013, pursuant to the approval of the Company’s Compensation Committee, the Company issued an aggregate of 2,469,551 shares of its common stock to officers, directors and employees as a bonus for their commitment and hard work during adverse market conditions.As well, the Company recognized for the nine months ended September 30, 2013 the amount of $1,030 as compensation cost, which is included in “Other income/ (expense)” in the accompanying unaudited interim condensed consolidated statements of operations.

On August 16, 2013, the Company issued to 500,000 shares of common stock to its legal counsel in exchange for the extinguishment of $105 of outstanding debt related to services provided to the Company.

On September 20, 2013, pursuant to the approval of the Company’s Compensation Committee on September 19, 2013, the Company issued an aggregate of 5,985,168 shares of its common stock to officers, directors and employees as a bonus for their commitment and hard work during adverse market conditions.  As well, the Company recognized for the nine months ended September 30, 2013 the amount of $2,753 as compensation cost, which is included in “Other income/ (expense)” in the accompanying unaudited interim condensed consolidated statements of operations.

On September 30, 2013,the Company, in partial consideration for Hanover’s cancellation of certain covenants related to the Settlement Agreement dated July 5, 2013, with Deutsche Bank, Hanover and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. (Note 9), issued to Hanover 2,000,000 shares of common stock and granted customary piggy-back registration rights for such shares, together with a demand registration right commencing 120 days after September 25, 2013. As a result of the issuance of common stock, the Company recognized for the nine months ended September 30, 2013 a loss of $1,180, which is included in “Other income/ (expense)” in the accompanying unaudited interim condensed consolidated statements of operations.

Common Stock Dividends

During the nine months ended September 30, 2013 and 2012, the Company did not declare or pay any dividends.